Schedule I - Narrative (Details 4) - USD ($)					5 Months Ended	12 Months Ended
	Nov. 15, 2015	Oct. 31, 2015	Aug. 09, 2013	Aug. 05, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Cash consideration						$ 3,902,000,000	$ 0	$ 0
OneMain
Related Party Transaction [Line Items]
Cash consideration	$ 4,500,000,000	$ 4,478,000,000
Springleaf Holdings, Inc.
Related Party Transaction [Line Items]
Interest income from affiliate					$ 2,000,000	$ 13,000,000	$ 8,000,000	$ 2,000,000
Springleaf Financial Holdings, LLC (or its predecessor AGF Holding Inc) | Predecessor
Related Party Transaction [Line Items]
Common units issued, shares				100
Common units issued, value			$ 1,000
Affiliated Entity | Master Notes Receivable, Affiliates | SFI
Related Party Transaction [Line Items]
Effective interest rate						5.82%